Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average
			Compensation	Compensation
			Table Total	Actually Paid	Value of Initial Fixed $100
	Summary		for non-PEO	to non-PEO	Investment on
	Compensation	Compensation	Named	Named	12/31/2020 Based on		Net
	Table Total for	Actually Paid to	Executive	Executive	Total	Peer Group Total	Income	Organic
	PEO	PEO	Officers	Officers	Shareholder	Shareholder	($)	Revenue Growth
Year	($)	($)	($)	($)	Return	Return	(millions)	(non-GAAP)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$31,208,165	$61,649,669	$9,524,407	$16,403,251	$148	$113	$13,137	5.0%
2024	28,002,284	40,592,982	8,904,383	11,638,291	128	112	10,649	12.0%
2023	24,742,908	19,275,773	7,310,582	7,294,876	118	117	10,703	11.5%
2022	22,822,519	54,495,284	7,731,933	16,456,021	123	122	9,571	16.0%
2021	24,883,878	60,511,538	8,668,505	15,571,959	111	113	9,804	15.5%

Names of PEO and Other NEOs (Column (b); Column (c); Column (d); Column (e))

2025, 2024 and 2023: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Henrique Braun and Jennifer Mann

2022: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera and Brian J. Smith

2021: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera, Brian J. Smith and Bradley M. Gayton

Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2025		2024		2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$31,208,165	$9,524,407	$28,002,284	$8,904,383	$24,742,908	$7,310,582	$22,822,519	$7,731,933	$24,883,878	$8,668,505
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(1,108,486)	(499,608)	(996,674)	(399,889)	(921,282)	(396,887)	(490,035)	(405,368)	(293,215)	(170,695)
Add: Service cost for the covered fiscal year	238,135	124,299	397,604	147,204	375,082	117,939	221,266	101,864	214,384	186,283
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(22,868,364)	(5,746,427)	(18,137,304)	(3,698,129)	(15,516,570)	(3,663,637)	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	28,513,032	7,188,633	31,822,084	6,597,859	21,893,789	5,169,372	24,679,920	7,158,191	39,672,363	8,896,040
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	20,961,576	4,754,685	(1,032,728)	(25,576)	(7,851,512)	(1,141,326)	19,902,921	5,525,189	15,006,128	3,307,124
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	4,705,611	1,057,262	537,716	112,439	(3,446,642)	(101,167)	1,492,032	408,365	(2,499,265)	(494,044)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0	0	(839,129)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0	0	0
CAP Amounts (as calculated)	$61,649,669	$16,403,251	$40,592,982	$11,638,291	$19,275,773	$7,294,876	$54,495,284	$16,456,021	$60,511,538	$15,571,959
*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**

To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Total Shareholder Return (Column (f); Column (g))

Total shareholder return assumes that dividends were reinvested on the day of issuance.

Peer Group Total Shareholder Return (Column (g))

The peer group used in this disclosure is the Dow Jones U.S. Food & Beverage Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

Net Income (Column (h))

Consolidated net income as reported in the Company’s Consolidated Statements of Income included in our Form 10-K.

Organic Revenue (non-GAAP) Growth (Column (i))

Organic revenue (non-GAAP) growth is referred to as “net operating revenue growth” in our Named Executive Officers’ incentive programs (see “Business Performance Factor” on page 53 in the Compensation Discussion and Analysis). Organic revenue growth is a non-GAAP financial measure that excludes or has otherwise been adjusted for the impact of acquisitions and divestitures, as applicable, and the impact of changes in foreign currency exchange rates. Organic revenue (non-GAAP) growth was determined to be the most important financial performance measure linking CAP to Company performance for 2025 and was therefore selected as the 2025 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Organic revenue (non-GAAP) growth
Named Executive Officers, Footnote

2025, 2024 and 2023: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Henrique Braun and Jennifer Mann

2022: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera and Brian J. Smith

2021: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera, Brian J. Smith and Bradley M. Gayton

Peer Group Issuers, Footnote	The peer group used in this disclosure is the Dow Jones U.S. Food & Beverage Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.
PEO Total Compensation Amount	$ 31,208,165	$ 28,002,284	$ 24,742,908	$ 22,822,519	$ 24,883,878
PEO Actually Paid Compensation Amount	$ 61,649,669	40,592,982	19,275,773	54,495,284	60,511,538
Adjustment To PEO Compensation, Footnote

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2025		2024		2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$31,208,165	$9,524,407	$28,002,284	$8,904,383	$24,742,908	$7,310,582	$22,822,519	$7,731,933	$24,883,878	$8,668,505
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(1,108,486)	(499,608)	(996,674)	(399,889)	(921,282)	(396,887)	(490,035)	(405,368)	(293,215)	(170,695)
Add: Service cost for the covered fiscal year	238,135	124,299	397,604	147,204	375,082	117,939	221,266	101,864	214,384	186,283
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(22,868,364)	(5,746,427)	(18,137,304)	(3,698,129)	(15,516,570)	(3,663,637)	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	28,513,032	7,188,633	31,822,084	6,597,859	21,893,789	5,169,372	24,679,920	7,158,191	39,672,363	8,896,040
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	20,961,576	4,754,685	(1,032,728)	(25,576)	(7,851,512)	(1,141,326)	19,902,921	5,525,189	15,006,128	3,307,124
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	4,705,611	1,057,262	537,716	112,439	(3,446,642)	(101,167)	1,492,032	408,365	(2,499,265)	(494,044)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0	0	(839,129)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0	0	0
CAP Amounts (as calculated)	$61,649,669	$16,403,251	$40,592,982	$11,638,291	$19,275,773	$7,294,876	$54,495,284	$16,456,021	$60,511,538	$15,571,959
*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**

To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 9,524,407	8,904,383	7,310,582	7,731,933	8,668,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,403,251	11,638,291	7,294,876	16,456,021	15,571,959
Adjustment to Non-PEO NEO Compensation Footnote

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2025		2024		2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$31,208,165	$9,524,407	$28,002,284	$8,904,383	$24,742,908	$7,310,582	$22,822,519	$7,731,933	$24,883,878	$8,668,505
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(1,108,486)	(499,608)	(996,674)	(399,889)	(921,282)	(396,887)	(490,035)	(405,368)	(293,215)	(170,695)
Add: Service cost for the covered fiscal year	238,135	124,299	397,604	147,204	375,082	117,939	221,266	101,864	214,384	186,283
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(22,868,364)	(5,746,427)	(18,137,304)	(3,698,129)	(15,516,570)	(3,663,637)	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	28,513,032	7,188,633	31,822,084	6,597,859	21,893,789	5,169,372	24,679,920	7,158,191	39,672,363	8,896,040
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	20,961,576	4,754,685	(1,032,728)	(25,576)	(7,851,512)	(1,141,326)	19,902,921	5,525,189	15,006,128	3,307,124
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	4,705,611	1,057,262	537,716	112,439	(3,446,642)	(101,167)	1,492,032	408,365	(2,499,265)	(494,044)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0	0	(839,129)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0	0	0
CAP Amounts (as calculated)	$61,649,669	$16,403,251	$40,592,982	$11,638,291	$19,275,773	$7,294,876	$54,495,284	$16,456,021	$60,511,538	$15,571,959
*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**

To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Equity Valuation Assumption Difference, Footnote	To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The following table lists the four financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our Named Executive Officers to Company performance for 2025:

Organic Revenue (non-GAAP) Growth (Company-Selected Measure)
Comparable Currency Neutral Operating Income (non-GAAP) Growth
Comparable Currency Neutral Earnings Per Share (non-GAAP) Growth
Cumulative Free Cash Flow (non-GAAP)

Total Shareholder Return Amount	$ 148	128	118	123	111
Peer Group Total Shareholder Return Amount	113	112	117	122	113
Net Income (Loss)	$ 13,137,000,000	$ 10,649,000,000	$ 10,703,000,000	$ 9,571,000,000	$ 9,804,000,000
Company Selected Measure Amount	0.05	0.12	0.115	0.16	0.155
PEO Name	James Quincey	James Quincey	James Quincey	James Quincey	James Quincey
Equity Awards Adjustments, Footnote

CAP, as calculated in accordance with Item 402(v), reflects, among other items, adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Stock at year end, as well as the projected and actual achievement of performance goals. These adjustments contributed to the change in CAP reported year-over-year.

Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue (non-GAAP) Growth (Company-Selected Measure)
Non-GAAP Measure Description

Organic Revenue (non-GAAP) Growth (Column (i))

Organic revenue (non-GAAP) growth is referred to as “net operating revenue growth” in our Named Executive Officers’ incentive programs (see “Business Performance Factor” on page 53 in the Compensation Discussion and Analysis). Organic revenue growth is a non-GAAP financial measure that excludes or has otherwise been adjusted for the impact of acquisitions and divestitures, as applicable, and the impact of changes in foreign currency exchange rates. Organic revenue (non-GAAP) growth was determined to be the most important financial performance measure linking CAP to Company performance for 2025 and was therefore selected as the 2025 “Company-Selected Measure” as defined in Item 402(v).

Measure:: 2
Pay vs Performance Disclosure
Name	Comparable Currency Neutral Operating Income (non-GAAP) Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Comparable Currency Neutral Earnings Per Share (non-GAAP) Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative Free Cash Flow (non-GAAP)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,108,486)	$ (996,674)	$ (921,282)	$ (490,035)	$ (293,215)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,135	397,604	375,082	221,266	214,384
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,868,364)	(18,137,304)	(15,516,570)	(14,133,339)	(16,472,735)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,513,032	31,822,084	21,893,789	24,679,920	39,672,363
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,961,576	(1,032,728)	(7,851,512)	19,902,921	15,006,128
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,705,611	537,716	(3,446,642)	1,492,032	(2,499,265)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(499,608)	(399,889)	(396,887)	(405,368)	(170,695)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,299	147,204	117,939	101,864	186,283
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,746,427)	(3,698,129)	(3,663,637)	(4,064,153)	(3,982,125)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,188,633	6,597,859	5,169,372	7,158,191	8,896,040
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,754,685	(25,576)	(1,141,326)	5,525,189	3,307,124
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,057,262	112,439	(101,167)	408,365	(494,044)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(839,129)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0